Organization and Description of Business	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Description of Business

Livongo Health, Inc. (“we”, “us”, “the Company”, or “Livongo”) was incorporated in the state of Delaware on October 16, 2008, under the name of EosHealth, Inc. In September 2014, we changed our name to Livongo Health, Inc. Livongo empowers people with chronic conditions to live better and healthier lives. We have created a unified platform that provides smart, cellular-connected devices, supplies, informed coaching, data science-enabled insights and facilitates access to medications across multiple chronic conditions to help our members lead better lives. We currently offer Livongo for Diabetes, Livongo for Hypertension, Livongo for Prediabetes and Weight Management, and Livongo for Behavioral Health by myStrength. We create consumer-first experiences with high member satisfaction, measurable, sustainable health outcomes, and more cost-effective care for our members and our clients. This approach is leading to better clinical and financial outcomes while also creating a better experience for people with chronic conditions and their care team of family, friends, and medical professionals. Our headquarters are located in Mountain View, California, and we serve customers throughout North America.

Liquidity and Capital Resources

We have incurred losses since inception. As of September 30, 2019 (unaudited), we had an accumulated deficit of $162.5 million. We incurred a net loss of $33.4 million and used $33.0 million of cash in operating activities during the year ended December 31, 2018. We incurred a net loss of $48.9 million and used $55.5 million in operating activities during the nine months ended September 30, 2019 (unaudited).

Prior to our IPO, which was completed in July 2019, we primarily funded our operations through equity financings. Our primary source of liquidity had been proceeds from sales of our redeemable convertible preferred stock. Since January 1, 2017, we have raised net proceeds of $157.1 million from our Series D and Series E redeemable convertible preferred stock. The continued execution of our long-term business plan may require us to explore financing options such as issuance of equity or debt instruments. While we have historically been successful in obtaining equity financing, there can be no assurance that such additional financing, if necessary, will be available or, if available, that such financings can be obtained on satisfactory terms.

In July 2019, we completed our initial public offering (“IPO”) in which we issued and sold 14,590,050 shares of our common stock at an offering price of $28.00 per share, including 1,903,050 shares of common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares. We received net proceeds of $377.8 million, after deducting underwriting discounts and commissions of $28.6 million and offering costs of $2.2 million. Offering costs are capitalized and consist of fees and expenses incurred in connection with the sale of our common stock in the IPO, including the legal, accounting, printing and other IPO-related costs. Upon completion of the IPO, these deferred offering costs were reclassified to stockholders’ equity and recorded against the proceeds from the offering. Immediately prior to the closing of the IPO, all 58,615,488 shares of our then-outstanding redeemable convertible preferred stock were automatically converted into 58,615,488 shares of common stock at their respective conversion ratios and we reclassified $236.9 million of redeemable convertible preferred stock to additional paid-in capital and $0.1 million to common stock on our consolidated balance sheet.

Reverse Stock Split

In June 2019, our board of directors and stockholders approved a 1-for-2 reverse stock split of our common stock and redeemable convertible preferred stock, which was effected on June 27, 2019 pursuant to an amendment to our amended and restated certificate of incorporation. The par value of the common stock and redeemable convertible preferred stock was not adjusted as a result of the reverse stock split. All references to redeemable convertible preferred stock, common stock, options to purchase common stock, restricted stock awards, restricted stock units, common stock warrants, per share data, and related information included in the accompanying consolidated financial statements have been adjusted to reflect this reverse stock split for all periods presented.